Right-of-use assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Summary of Changes in Property Plant and Equipment

The composition and movements of the property, plant and equipment accounts for the year ended December 31, 2021 and 2020, are detailed as follows:

	Construction in Progress	Land	Buildings, Net	Plant and Equipment, Net	Network Infrastructure, Net	Fixtures and Fittings, Net	Property, Plant and Equipment, Net
Movements in 2021	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance as of January 1, 2021	1,107,981	158,894	253,311	3,384,704	3,268,658	181,124	8,354,672
Increases other than from business combinations	1,725,928	958	499	—	—	34,039	1,761,424
Acquisitions through business combinations	809,849	5,288	547,110	2,476,336	100,051	13,775	3,952,409
Increases (decreases) from foreign currency translation differences, net	(181,401)	(24,021)	(20,800)	(504,454)	(424,512)	(21,878)	(1,177,066)
Depreciation	(3,734)	—	(27,596)	(269,194)	(215,232)	(32,936)	(548,692)
Impairment (losses) reversals recognized in profit or loss (1)	(6,849)	—	(290)	(82,205)	—	—	(89,344)
Increases (decreases) from transfers and other changes	(761,588)	8,147	135,955	221,742	373,791	21,953	—
Increases (decreases) from transfers from construction in progress	(761,588)	8,147	135,955	221,742	373,791	21,953	—
Disposals and removal from service	—	(124)	(706)	(3,040)	(6,611)	(6,049)	(16,530)
Removals	—	(124)	(706)	(3,040)	(6,611)	(6,049)	(16,530)
Argentine hyperinflationary economy	207,559	6,350	5,694	124,084	362,337	19,911	725,935
Other increases (decreases)	22,348	(1,579)	(9,368)	31,009	(67,407)	59,717	34,720
Total movements	1,812,112	(4,981)	630,498	1,994,278	122,417	88,532	4,642,856
Closing balance as of December 31, 2021	2,920,093	153,913	883,809	5,378,982	3,391,075	269,656	12,997,528

	Construction in Progress	Land	Buildings, Net	Plant and Equipment, Net	Network Infrastructure, Net	Fixtures and Fittings, Net	Property, Plant and Equipment, Net
Movements in 2020	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance as of January 1, 2020	1,189,709	163,522	257,147	3,585,593	3,369,083	198,384	8,763,438
Increases other than from business combinations	583,727	—	744	246	—	21,846	606,563
Increases (decreases) from foreign currency translation differences, net	(214,324)	(11,335)	(25,179)	(282,132)	(412,848)	(38,472)	(984,290)
Depreciation	—	—	(11,198)	(207,624)	(203,165)	(23,264)	(445,251)
Increases (decreases) from transfers and other changes	(483,505)	2,076	23,769	159,526	276,955	21,179	—
Increases (decreases) from transfers from construction in progress	(483,505)	2,076	23,769	159,526	276,955	21,179	—
Disposals and removals from service	—	(79)	—	(2,961)	(5,035)	(3,916)	(11,991)
Disposals	—	(78)	—	(2,014)	(9)	(142)	(2,243)
Removals	—	(1)	—	(947)	(5,026)	(3,774)	(9,748)
Argentine hyperinflationary economy	115,905	3,815	7,330	98,418	247,568	(1,881)	471,155
Other increases (decreases)	(83,531)	895	698	33,638	(3,900)	7,248	(44,952)
Total movements	(81,728)	(4,628)	(3,836)	(200,889)	(100,425)	(17,260)	(408,766)
Closing balance as of December 31, 2020	1,107,981	158,894	253,311	3,384,704	3,268,658	181,124	8,354,672

Schedule of Future Lease Payments Finance Leases

	12-31-2021			12-31-2020
	Gross	Interest	Present Value	Gross	Interest	Present Value
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Less than one year	74,651	13,964	60,687	56,509	5,017	51,492
From one to two years	37,454	13,003	24,451	32,680	4,718	27,962
From two to three years	28,035	11,520	16,515	16,395	3,454	12,941
From three to four years	24,810	10,323	14,487	12,393	2,818	9,575
From one to five years	23,825	9,003	14,822	11,798	2,073	9,725
More than five years	149,473	31,857	117,616	36,747	5,882	30,865
Total	338,248	89,670	248,578	166,522	23,962	142,560

Schedule of Total Future Lease Payments

	12-31-2021	12-31-2020
	ThUS$	ThUS$
Less than one year	32	196
From one to two years	—	1,281
From two to three years	—	—
From three to four years	—	—
From four to five years	—	—
More than five years	—	—
Total	32	1,477

Right-of-use assets
Disclosure of quantitative information about right-of-use assets [line items]
Summary of Changes in Property Plant and Equipment

Movements 2021	Land	Buildings, Net	Other Plant and equipment, Net	Right-of-use assets, Net
	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance as of January 1, 2021	16,433	45,578	160,409	222,420
New contracts of right-of-use assets	51,624	50,984	32,675	135,283
Increases (decreases) from foreign currency translation differences	(4,597)	(6,031)	(15,300)	(25,928)
Removals	—	(54)	(55)	(109)
Acquisitions through business combinations	30,317	511	211	31,039
Depreciation	(4,001)	(10,718)	(21,312)	(36,031)
Argentine hyperinflationary economy	—	52	—	52
Other increases (decreases)	468	383	376	1,227
Total movements	73,811	35,127	(3,405)	105,533
Closing balance as of December 31, 2021	90,244	80,705	157,004	327,953

Movements 2020	Land	Buildings, Net	Other Plant and equipment, Net	Right-of-use assets, Net
	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance as of January 1, 2020	3,023	66,858	185,918	255,799
New contracts of right-of-use assets	14,080	551	4,546	19,177
Increases (decreases) from foreign currency translation differences	555	(10,472)	(21,080)	(30,997)
Removals	—	(75)	(159)	(234)
Depreciation	(1,357)	(11,366)	(23,768)	(36,491)
Other increases (decreases)	132	82	14,952	15,166
Total movements	13,410	(21,280)	(25,509)	(33,379)
Closing balance as of December 31, 2020	16,433	45,578	160,409	222,420